Consolidated statements of financial position - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Non‑current assets
Intangible assets	€ 12,407	€ 14,145
Property, plant and equipment	16,590	8,376
Right-of-use assets	22,120	24,932
Other assets	1,967	1,948
Non-current assets	53,084	49,401
Current assets
Inventories	11,405	1,809
Trade receivables and contract assets	29,199	16,593
Other assets	8,286	8,612
Cash and cash equivalents	48,156	41,095
Current assets	97,046	68,109
Total assets	150,130	117,510
Equity
Issued capital	2,654	2,383
Capital reserve	125,916	98,099
Retained earnings and other reserves	(62,888)	(40,622)
Non‑controlling interests	95	(938)
Equity	65,777	58,922
Non‑current liabilities
Non‑current loans	401	1,578
Lease liabilities	17,677	18,069
Deferred tax liabilities	207
Government grants	8,950	9,941
Non-current liabilities	27,235	29,588
Current liabilities
Government grants	1,342	1,348
Current loans	2,492	3,688
Lease liabilities	3,528	3,635
Liabilities from income taxes	58
Trade payables	31,736	8,554
Other liabilities	17,962	11,775
Current liabilities	57,118	29,000
Equity and liabilities	€ 150,130	€ 117,510